CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Stockholder's deficit:
Preferred stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Series B nonredeemable convertible preferred stock, authorized shares	1,600,000	1,600,000	600,000
Series B nonredeemable convertible preferred stock, issued shares	526,080	526,080	475,087
Series B nonredeemable convertible preferred stock, outstanding shares	526,080	526,080	475,087
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	62,237,551	60,470,718	56,817,177
Common stock, outstanding	62,237,551	60,470,718	56,817,177